Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	20,000	—	—	20,000	3,210
Held-to-maturity short-term investments:
— Fixed rate time deposits	222,701	—	—	222,701	35,746

Assets	242,701	—	—	242,701	38,956

Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	91,747	91,747	14,726
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	46,315	46,315	7,434
— Contingent consideration payable in relation to the acquisition of Fastweb	—	—	52,476	52,476	8,424

Liabilities	—	—	190,538	190,538	30,584

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2013
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	821,718	—	—	821,718	135,738
Held-to-maturity short-term investments:
— Fixed rate time deposits	127,023	—	—	127,023	20,983
— Floating rate time deposits	74,803	—	—	74,803	12,357
— Floating rate principal guaranteed investments	—	900,000	—	900,000	148,669

Assets	1,023,544	900,000	—	1,923,544	317,747

Long-term borrowings:
— Bonds payable	1,027,140	—	—	1,027,140	169,671
Other liabilities:
— Share-settled bonuses	—	—	6,441	6,441	1,064
— Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000	16,519
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of the Managed Network Entities	—	—	47,755	47,755	7,888
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	16,737	16,737	2,765
— Contingent consideration payable in relation to the acquisition of Tianwang and Yilong	—	—	39,439	39,439	6,515
— Contingent consideration payable in relation to the acquisition of iJoy	—	—	122,089	122,089	20,168

Liabilities	1,027,140	—	332,461	1,359,601	224,590

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2012	214,427
Contingent purchase consideration payable—Fastweb (Note 4)	116,040
Payment of cash consideration	(59,598)
Reclassification to equity upon settlement of contingent purchase consideration	(97,761)
Changes in the fair value	17,430
Transfers in and/or out of Level 3	—

Fair value at December 31, 2012	190,538

Contingent purchase consideration payable—Tianwang and Yilong (Note 4)	73,389
Contingent purchase consideration payable —iJoy (Note 4)	96,957
Changes in the fair value	55,882
Payment of cash consideration	(40,148)
Settlement of cash consideration payment with amount due from related parties	(24,883)
Reclassification to equity upon resolution of contingencies	(125,715)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	226,020

Fair value at December 31, 2013 (US$)	37,336

Share-settled bonuses
RMB
Fair value at January 1, 2013	—
Increase in bonuses settled in shares during 2013	5,894
Changes in the fair value	4,566
Reclassification to equity	(1,564)
Reclassification to “Accrued expenses and other payables—Others” (Note 20)	2,455
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	6,441

Fair value at December 31, 2013 (US$)	1,064

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2013	—
Contribution from mandatorily redeemable noncontrolling interests	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	100,000

Fair value at December 31, 2013 (US$)	16,519